Note 7 - Intangible Assets (Details) - Finite-lived Intangible Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 34,026	$ 33,785
Accumulated amortization	3,781	1,234
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,510	21,510
Accumulated amortization	1,788	554
Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	3 years
Gross carrying amount	241	0
Accumulated amortization	0	0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	3 years
Gross carrying amount	60	60
Accumulated amortization	41	21
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Gross carrying amount	10,135	10,135
Accumulated amortization	1,638	553
Database Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Gross carrying amount	2,080	2,080
Accumulated amortization	$ 314	$ 106